Note 22	6 Months Ended
Jun. 30, 2021
Assets and Liabilities under reinsurance and insurance contracts [Abstract]
Disclosure of Assets and Liabilities under reinsurance and insurance contracts [Text Block]	Assets and liabilities under insurance and reinsurance contracts
The heading “Assets under reinsurance and insurance contracts” in the accompanying condensed consolidated balance sheets includes the amounts that the consolidated insurance entities are entitled to receive under the reinsurance contracts entered into by them with third parties and, more specifically, the share of the reinsurer in the technical provisions recognized by the consolidated insurance subsidiaries. As of June 30, 2021 and December 31, 2020, the balance under this heading amounted to €285 million and €306 million, respectively.
The most significant provisions recognized by consolidated insurance subsidiaries with respect to insurance policies issued by them are under the heading “Liabilities under insurance and reinsurance contracts” in the accompanying condensed consolidated balance sheets.
The breakdown of the condensed balance under the heading “Liabilities under reinsurance and insurance contracts” is as follows:

Technical reserves (Millions of Euros)
	June 2021	December 2020
Mathematical reserves	9,184	8,731
Provision for unpaid claims reported	694	672
Provisions for unexpired risks and other provisions	657	548
Total	10,535	9,951